Schedule of Investments (unaudited)	iShares® Global Tech ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
WiseTech Global Ltd.	57,913	$2,968,303
Xero Ltd.(a)	44,405	3,387,592
		6,355,895
Canada — 1.3%
CGI Inc.(a)	65,067	6,970,500
Constellation Software Inc./Canada	6,227	15,438,947
Open Text Corp.	85,553	3,595,673
Shopify Inc., Class A(a)	381,353	29,689,729
		55,694,849
China — 0.2%
Xiaomi Corp., Class B(a)(b)	4,833,600	9,679,012

Finland — 0.1%
Nokia OYJ	1,680,634	5,724,122

France — 0.5%
Capgemini SE	49,592	10,364,308
Dassault Systemes SE	211,949	10,374,333
		20,738,641
Germany — 1.6%
Infineon Technologies AG	412,852	17,241,779
SAP SE	322,341	49,615,221
		66,857,000
Japan — 3.7%
Advantest Corp.	243,800	8,214,977
Canon Inc.	320,900	8,232,275
Disco Corp.	28,100	6,939,765
FUJIFILM Holdings Corp.	130,200	7,802,856
Fujitsu Ltd.	55,000	8,277,149
Keyence Corp.	63,040	27,697,018
Kyocera Corp.	433,700	6,314,697
Lasertec Corp.	25,000	6,563,161
Murata Manufacturing Co. Ltd.	592,400	12,518,586
NEC Corp.	86,200	5,093,225
Nomura Research Institute Ltd.	147,000	4,269,281
NTT Data Corp.	185,900	2,627,815
Obic Co. Ltd.	20,800	3,578,743
Omron Corp.	64,800	3,015,335
Renesas Electronics Corp.(a)	446,900	7,991,003
Ricoh Co. Ltd.	190,600	1,459,714
Rohm Co. Ltd.	107,200	2,046,528
TDK Corp.	122,100	5,790,514
Tokyo Electron Ltd.	148,500	26,394,368
		154,827,010
Netherlands — 2.6%
ASM International NV	14,197	7,389,177
ASML Holding NV	127,448	96,208,900
BE Semiconductor Industries NV	25,869	3,905,597
		107,503,674
Singapore — 0.3%
STMicroelectronics NV , New	207,099	10,376,702

South Korea — 3.0%
Samsung Electronics Co. Ltd.	1,623,095	98,516,660
Samsung SDI Co. Ltd.(a)	16,642	6,059,195
SK Hynix Inc.	170,303	18,586,517
		123,162,372
Sweden — 0.3%
Hexagon AB, Class B	668,428	8,028,687
Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	967,167	$6,086,556
		14,115,243
Switzerland — 0.2%
Logitech International SA, Registered	50,763	4,826,971
Temenos AG, Registered	20,076	1,870,845
		6,697,816
Taiwan — 4.6%
Delta Electronics Inc.	608,000	6,200,646
Hon Hai Precision Industry Co. Ltd.	3,808,378	12,956,997
MediaTek Inc.	505,000	16,675,051
Taiwan Semiconductor Manufacturing Co. Ltd.	7,696,600	147,555,660
United Microelectronics Corp.	3,653,000	6,224,078
		189,612,432
United Kingdom — 0.2%
Halma PLC	119,997	3,489,020
Sage Group PLC (The)	326,504	4,874,314
		8,363,334
United States — 80.5%
Accenture PLC, Class A	198,117	69,521,236
Adobe Inc.(a)	143,754	85,763,636
Advanced Micro Devices Inc.(a)	510,785	75,294,817
Akamai Technologies Inc.(a)(c)	48,026	5,683,877
Amphenol Corp., Class A	189,128	18,748,259
Analog Devices Inc.	157,517	31,276,575
Ansys Inc.(a)	27,307	9,909,164
Apple Inc.	4,281,870	824,388,431
Applied Materials Inc.	264,465	42,861,843
Arista Networks Inc.(a)	79,954	18,829,966
Autodesk Inc.(a)	67,560	16,449,509
Broadcom Inc.	138,758	154,888,617
Cadence Design Systems Inc.(a)	85,988	23,420,552
CDW Corp./DE	42,327	9,621,774
Cisco Systems Inc.	1,278,561	64,592,902
Cognizant Technology Solutions Corp., Class A	158,502	11,971,656
Corning Inc.	241,351	7,349,138
Enphase Energy Inc.(a)(c)	43,030	5,685,984
EPAM Systems Inc.(a)	18,162	5,400,289
F5 Inc.(a)	18,761	3,357,844
Fair Isaac Corp.(a)	7,836	9,121,182
First Solar Inc.(a)	34,070	5,869,580
Fortinet Inc.(a)	201,496	11,793,561
Gartner Inc.(a)	24,634	11,112,644
Gen Digital Inc	180,602	4,121,338
Hewlett Packard Enterprise Co.	405,563	6,886,460
HP Inc.	276,722	8,326,565
Intel Corp.	1,332,849	66,975,662
International Business Machines Corp.	288,040	47,108,942
Intuit Inc.	88,442	55,278,903
Jabil Inc.	40,439	5,151,929
Juniper Networks Inc.	99,374	2,929,545
Keysight Technologies Inc.(a)	56,132	8,930,040
KLA Corp.	42,962	24,973,811
Lam Research Corp.	41,656	32,627,479
Microchip Technology Inc.	171,048	15,425,109
Micron Technology Inc.	347,133	29,624,330
Microsoft Corp.	2,176,804	818,565,376
Monolithic Power Systems Inc.	15,218	9,599,210
Motorola Solutions Inc.	52,463	16,425,641
NetApp Inc.	65,996	5,818,207
Nvidia Corp.	386,353	191,329,733
NXP Semiconductors NV	81,485	18,715,475

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ON Semiconductor Corp.(a)	136,156	$11,373,111
Oracle Corp.	501,132	52,834,347
Palo Alto Networks Inc.(a)	98,263	28,975,793
PTC Inc.(a)	37,892	6,629,584
Qorvo Inc.(a)	30,765	3,464,447
Qualcomm Inc.	351,867	50,890,524
Roper Technologies Inc.	33,748	18,398,397
Salesforce Inc.(a)	307,219	80,841,608
Seagate Technology Holdings PLC	60,476	5,162,836
ServiceNow Inc.(a)	64,655	45,678,111
Skyworks Solutions Inc.	50,085	5,630,556
Synopsys Inc.(a)	48,063	24,748,119
TE Connectivity Ltd.	98,225	13,800,612
Teledyne Technologies Inc.(a)	15,016	6,701,491
Teradyne Inc.	48,693	5,284,164
Texas Instruments Inc.	287,106	48,940,089
Trimble Inc.(a)	77,727	4,135,076
Tyler Technologies Inc.(a)	13,164	5,504,132
VeriSign Inc.(a)	27,964	5,759,465
Western Digital Corp.(a)	100,470	5,261,614
Zebra Technologies Corp., Class A(a)(c)	16,144	4,412,639
		3,326,153,506
Total Common Stocks — 99.3%
(Cost: $2,803,545,587)		4,105,861,608

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	260,140	12,535,237

Total Preferred Stocks — 0.3%
(Cost: $9,030,961)		12,535,237

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	5,997	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.6%
(Cost: $2,812,576,548)		4,118,396,845
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	10,161,902	$10,167,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	9,300,000	9,300,000

Total Short-Term Securities — 0.5%
(Cost: $19,469,015)		19,467,999

Total Investments — 100.1%
(Cost: $2,832,045,563)		4,137,864,844

Liabilities in Excess of Other Assets — (0.1)%		(5,846,463)

Net Assets — 100.0%		$4,132,018,381

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,263,870	$3,901,484	(a)	$—	$1,904	$741	$10,167,999	10,161,902	$23,676	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	3,620,000	(a)	—	—	—	9,300,000	9,300,000	319,509		—
					$1,904	$741	$19,467,999		$343,185		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	60	03/15/24	$11,774	$308,518

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,381,848,355	$724,013,253	$—	$4,105,861,608
Preferred Stocks	—	12,535,237	—	12,535,237
Warrants	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$19,467,999	$—	$—	$19,467,999
	$3,401,316,354	$736,548,490	$—	$4,137,864,844
Derivative Financial Instruments(a)
Assets
Equity Contracts	$308,518	$—	$—	$308,518

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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